Employee Incentive, Deferred Compensation, And Retirement Plans (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 05, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to grant		6,000,000
Stock-based compensation		$ 186,303	$ 165,641	$ 94,006
Tax benefit (provision) related to stock-based compensation recognized in shareholders' equity		(4,904)	14,741	19,858
Issuance of common stock for acquisitions		$ 12,813	79,747	19,243
Options granted during the period		0
Total intrinsic value of options exercised				1,600
Cash proceeds from the exercise of stock options				300
Tax benefits realized from the exercise of stock options		$ 100	600	500
Investments, at fair value		133,563	181,017
Deferred compensation liability		8,600	12,400
Contributions to the Profit Sharing Plan		$ 6,500	7,700	4,900
Mutual Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of earnings deferred into mutual funds		2.00%
Investments, at fair value		$ 11,300	15,500
Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		190,100	142,100	111,600
Tax benefit (provision) related to stock-based compensation recognized in shareholders' equity		(4,900)	$ 14,700	$ 19,900
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, charges at the date of modification		$ 58,600
Issuance of common stock for acquisitions	$ 23,800
Total number of stock units outstanding		21,800,000
Unvested stock units outstanding		16,276,000	12,274,000
Unrecognized compensation expense related to non-vested options		$ 379,100
Weighted-average period, compensation cost expected to recognized, in years		3 years 2 months 12 days
Fair value of stock units vested		$ 134,100
Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		5 years
Award performance period		4 years
Total number of stock units outstanding		500,000
Unvested stock units outstanding		500,000
SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Elective deferrals vested percentage		100.00%
Percentage of earnings deferred into company stock units		4.00%
Percentage of earnings deferred into company stock units, Company match		25.00%
Percentage of earnings deferred into company stock units, Additional elective deferral		1.00%
Minimum [Member] | Deferred Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		1 year
Minimum [Member] | Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		1 year
Minimum [Member] | Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares vesting percentage		0.00%
Minimum [Member] | SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		1 year
Maximum [Member] | Deferred Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		8 years
Maximum [Member] | Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		8 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		8 years
Maximum [Member] | Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares vesting percentage		200.00%
Maximum [Member] | SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years		8 years